LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2024
Long-term Investment
LONG-TERM INVESTMENT

6. LONG-TERM INVESTMENT

Long-term investment consists of the equity investment in PSM-ZJK by the Company accounted for using the equity method. The following table sets forth the changes in the Company’s long-term investment:

Investments accounted for using the equity method
$US
Balance as of December 31, 2022	2,106,646
Income from equity method investments	2,335,281
Dividends distribution	(1,863,561)
Foreign currency translation	(60,828)
Balance as of December 31, 2023	2,517,538
Income from equity method investments	2,622,348
Dividends distribution	(2,319,218)
Foreign currency translation	(73,175)
Balance as of December 31, 2024	2,747,493

PSM-ZJK is principally engaged in trading a broad portfolio of hardware, which was originally established by BULTEN Fasteners (Wuxi) Co., Ltd. (“BULTEN Wuxi”) and Zhongjinke Shenzhen, on September 20, 2019 as a joint venture (“JV”), for the purpose of strategic cooperation between BULTEN Wuxi and Zhongjinke Shenzhen to expand business scope.

PSM-ZJK’s originally registered capital are RMB1,000,000 (equivalent to US$144,986) and up to RMB5,050,000 (equivalent to US$764,225) as of December 31, 2021, 51% of which was subscribed by BULTEN Wuxi and 49% of which was subscribed by Zhongjinke Shenzhen, separately.

On November 6, 2023, Mr. Song resigned from the board of PSM-ZJK. On December 24, 2023, a new director, Ms. Chen joined the board of PSM-ZJK. Together with the existing directors, Mr. Ding and Mr. TAN EL PAN EDDY, there were three directors on the board, of which, two are nominated by BULTEN Wuxi, one is nominated by Zhongjinke Shenzhen.

On April 28, 2022, PSM-ZJK received machinery equipment with total original investment cost of RMB2,474,500 (equivalent to US$366,495) from Zhongjinke Shenzhen for the 49% equity shares, and the cost of the acquired assets was measured based on the fair value of the consideration transferred which has been evaluated by the third-party appraisal team.

In view of above, the Company accounted for the investment under the equity method as Zhongjinke Shenzhen is able to exercise significant influence through its board representation.

During the years ended December 31, 2022, 2023 and 2024, the Company recorded no impairment on its investment.

For the year ended December 31, 2024, PSM-ZJK was a significant 50 percent or less owned person pursuant to Rule 4-08(g) of Regulation S-X. The condensed balance sheets as of December 31, 2023 and 2024, and condensed statements of income and comprehensive income for the years ended December 31, 2022, 2023 and 2024 of PSM-ZJK are as following:

Condensed balance sheets

	As of December 31,
	2023	2024
	$US	$US
Current assets	16,828,835	18,044,139
Non-current assets	249,736	432,689
TOTAL ASSETS	17,078,571	18,476,828

Current liabilities	11,062,054	11,898,131
Non-current liabilities	—	94,497
TOTAL LIABILITIES	11,062,054	11,992,628

Shareholders’ equity	6,016,517	6,484,200
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	17,078,571	18,476,828

Condensed statements of income and comprehensive income

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Revenues	18,857,867	23,274,566	27,436,334
Gross profit	6,244,102	7,096,898	7,511,372
Income from operations	5,857,827	6,277,084	7,106,210
Net income	4,420,948	4,766,325	5,374,454